CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Issuance of note receivable on issuance of shares and exercise of warrants, shares of common stock	88,555,916	95,870,362	0
Issuance of common stock for convertible preferred stock issuance costs, shares	0	0	24,900,000
Issuance of common stock for debenture settlement, shares	126,232,953	0	0
Convertible Debt
Issuance of common stock, shares	0	246,738,321	87,739,641
Debentures Subject to Mandatory Redemption
Issuance of common stock, shares	1,519,077	144,311,100	63,009,884
Convertible Preferred Stock Subject to Mandatory Redemption
Issuance of common stock, shares	6,206,961	16,673,046
Litigation Settlement
Issuance of common stock, shares	0	120,875,143	39,380,847
Goods and Services Exchanged for Equity Instrument
Issuance of common stock for services, shares	2,381,406	0	375,000
Board Fees
Issuance of common stock, shares	2,571,152	16,773,597	0
Executive
Issuance of common stock, shares	13,000,000	107,051,697	0
financing costs
Issuance of common stock, shares	0	1,959,142	0
Warrant
Issuance of common stock, shares	3,252,066	32,589,112	2,122,495
Stock Options
Issuance of common stock, shares	636,126	0	0
Other Liabilities
Issuance of common stock, shares	30,618,895	0	0